Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Entity Central Index Key	0001503584
Entity Registrant Name	COSTAMARE INC.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	7 Rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity File Number	001-34934
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1457
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC
City Area Code	377
Local Phone Number	93 25 09 40
Contact Personnel Fax Number	93 25 09 42
Contact Personnel Name	Anastassios Gabrielides
Series E Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series E Preferred Stock, $0.0001 par value per share
Trading Symbol	CMRE.PRE
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,574,100
Series D Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series D Preferred Shares, $0.0001 par value per shar
Trading Symbol	CMRE.PRD
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,986,542
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series C Preferred Shares, $0.0001 par value per share
Trading Symbol	CMRE.PRC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,973,135
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Preferred Shares, $0.0001 par value per share
Trading Symbol	CMRE.PRB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,970,649
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CMRE
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	123,985,104